Related Party Balance And Transactions - Schedule of Major Transactions with Related Parties (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Beijing Puyan
Related Party Transaction [Line Items]
Interest income	$ 0	$ 768
Related Party | Beijing Puyan
Related Party Transaction [Line Items]
Interest income		768
Related Party | Zhichong Technology Co Ltd
Related Party Transaction [Line Items]
Purchase of materials	526	33,363
Sell products		11,693
Related Party | Zhichong New Energy
Related Party Transaction [Line Items]
Sell products	$ 226	$ 897,497